Transamerica BlackRock iShares Edge 50 VP Expense Example - Transamerica BlackRock iShares Edge 50 VP - Service	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 65
Expense Example, with Redemption, 3 Years	216
Expense Example, with Redemption, 5 Years	379
Expense Example, with Redemption, 10 Years	$ 854